Other Noncurrent Assets - Schedule of Other Noncurrent Assets (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Gas supply prepayment		$ 288
Prepaid gas transmission contract		268	$ 295
Value-added tax receivable		233	294
Deferred mining costs, net		203	209
Intangibles, net		53	70
Prepaid pension benefit		35	35
Advance related to European Commission Matter in Italy			111
Other		167	275
Other assets, noncurrent, total	$ 1,534	$ 1,247	$ 1,289